Equity (Deficit) - Additional Information (Detail)			1 Months Ended		2 Months Ended	4 Months Ended	12 Months Ended
	Apr. 30, 2020 MXN ($)	Dec. 24, 2015 MXN ($)	May 31, 2020 MXN ($)	May 31, 2020 EUR (€)	Aug. 15, 2016 MXN ($)	Apr. 30, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2021 MXN ($)	May 07, 2021 MXN ($)	May 01, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Aug. 05, 2016 MXN ($)	Jun. 29, 2016 MXN ($)
Disclosure of equity [line items]
Recognized net losses										$ 282,112,024,000	$ 180,419,837,000				$ 509,052,065,000
Negative equity amount										1,931,409,302,000					2,404,727,030,000
Negative working capital									$ 442,550,332,000	209,168,587,000
Gain (loss) on non-controlling interest									(369,692,000)	(141,793,000)
Net actuarial losses in other comprehensive income (loss) net of deferred income tax									$ (19,178,587,000)	$ (309,334,500,000)
Total available Credit lines															190,604,990,000
Short- term debt principal maturities															$ 391,097,267,000
Percentage of discount and return on plan asset								7.08%		7.53%					7.08%
Borrowings										$ 2,035,079,540,000					$ 2,232,694,117,000		$ 1,851,000,000	$ 34,875,000,000	$ 5,640,000,000	$ 112,000,000,000
Revenue law oil revenue per barrel usage description								In accordance with the Revenue Law for 2021, crude oil revenues between 42.12 and upto 44.12 U.S. dollars per barrel will be directed to improve PEMEX´s financial balance goal for 2021 and revenues above 44.12 U.S. dollars per barrel may be used for operating expenses and capital expenditures.	In accordance with the Revenue Law for 2021, crude oil revenues between 42.12 and upto 44.12 U.S. dollars per barrel will be directed to improve PEMEX´s financial balance goal for 2021 and revenues above 44.12 U.S. dollars per barrel may be used for operating expenses and capital expenditures.
Proportion of ownership interest held								100.00%	100.00%
Total assets								$ 96,672,361,000		1,984,247,080,000					1,928,487,928,000
Total liabilities								217,217,913,000		3,915,656,382,000					4,333,214,958,000
Negative capital								(120,545,552,000)		(1,931,409,302,000)	(1,459,405,432,000)				(2,404,727,030,000)						$ (1,502,377,342,000)
Net (loss) income								$ (25,518,054,000)	$ (509,052,065,000)	(282,112,024,000)	$ (180,419,837,000)
Percentage of share profit duty								58.00%	58.00%
Available credit lines								$ 7,700,000							37,000,000
Forecast [Member]
Disclosure of equity [line items]
Total Approved financing for 2021												$ 42,100,000,000
Approved financing for 2021							$ 1,000,000,000					22,000,000,000
Disposal Of Non Controlling Interest In HJ Barreras [member]
Disclosure of equity [line items]
Proportion of ownership interest held			51.00%	51.00%
Total consideration			$ 134,716,000	€ 5,100,000
Total assets	$ 1,558,000,000					$ 1,558,000,000								€ 8,400
Total liabilities	2,945,300,000					$ 2,945,300,000
Percentage of ownership interest						49.00%
Negative capital	1,387,300,000					$ 1,387,300,000
Net (loss) income	$ 224,500,000
Gain on disposal of investments									$ 833,038,000
Lines Of Credit [member]
Disclosure of equity [line items]
Total available Credit lines								1,900,000,000							37,000,000,000
Aggregate available credit lines								1,900,000,000		37,000,000,000					74,902,530,000
Borrowings								$ 3,600,000,000							71,815,320,000
Tax Credit Realted to Share Profit Duty [member]
Disclosure of equity [line items]
Tax credit related to share-profit duty applied																$ 18,320,000,000
Federal budget [member]
Disclosure of equity [line items]
Negative budget financial balance									92,687,000,000
Tax Benefit from Mexican Governmet [member]
Disclosure of equity [line items]
Tax credit applicable to share-profit duty															$ 73,280,000,000
Scheduled Equity Contributions [Member]
Disclosure of equity [line items]
Mexican government contributions												$ 96,720,000,000	$ 64,124,000,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of equity [line items]
Percentage of share profit duty							54.00%
Contributions A [member]
Disclosure of equity [line items]
Issue of a non-negotiable promissory note																						$ 50,000,000,000
Promissory note issued																						$ 184,230,586,000	$ 184,230,586,000
Increase amount in equity		$ 135,439,612,000
Increase in the discount value of the promissory notes					$ 1,209,026,000
Increase in Certificates of Contribution									$ 46,256,000,000	$ 122,131,000,000